UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2013
Check here if Amendment  [  ];          Amendment Number:
     This Amendment  (Check only one.):    [  ]  is a restatement
                                           [  ]  adds new holdings entries.

Institutional Investment Manager     2

Name:        Lehman Brothers Holdings Inc.
Address:     1271 Avenue of the Americas
             New York, New York 10020

Form 13F File Number: 28-3182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William J. Fox
Title:     Chief Financial Officer and Executive Vice President
Phone:     646-285-9000

Signature, Place and Date of Signing:


/s/  William J. Fox
------------------------------
New York, NY
May 14, 2013

          NOTE (Pursuant to Special Instruction 5): Lehman Brothers Inc. ("LBI") is no longer an affiliate of LBHI and LBHI can no longer be deemed to have shared-defined investment discretion as to holdings of Section 13f securities by LBI. Accordingly, Section 13f securities of LBI will no longer be included in Forms 13F filed by LBHI.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

       Number of Other Included Managers:                         1
       Form 13F Information Table Entry Total:                   10
       Form 13F Information Table Value Total        $3,823,555,000

List of Other Included Managers:

       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                   Form 13F File Number             Name
1                                                      Jupiter Enterprise LP

Column 1        Column 2     Column 3     Column 4              Column 5           Column6      Column 7            Column 8
--------        --------     --------     --------      ------------------------   -------      --------   -------------------------
                                                                                                           Sole    Shared    None
                Title of                   Value          or Prn     SH/   Put/   Investment    Other      ----    ------    ----
Name of Issuer   Class        CUSIP       (x$1000)          Amt      PRN   Call   Discretion    Managers     Voting Authority
--------------  --------      -----       --------        ------     ---   ---    ----------    --------   -------------------------
Amazon.com      Common
                Stock       023135106          333         1,249     SH            SH-DEF                 1,249
------------------------------------------------------------------------------------------------------------------------------------
AvalonBay
Communities,    Common
Inc.            Stock       053484101    1,886,079    14,889,706     SH            SH-DEF          1               14,889,706
------------------------------------------------------------------------------------------------------------------------------------
Bazaarvoice,    Common
Inc.            Stock       073271108        1,163       158,820     SH            SH-DEF               158,820
------------------------------------------------------------------------------------------------------------------------------------
Delta           Common
Airlines Inc.   Stock       247361702        4,966       434,514     SH            SH-DEF               434,514
------------------------------------------------------------------------------------------------------------------------------------
Equity          Common
Residential     Shares of
                Beneficial
                Interest    29476L107    1,897,813    34,468,085     SH            SH-DEF          1               34,468,085
------------------------------------------------------------------------------------------------------------------------------------
FairPoint
Communications  Common
Inc.            Stock       305560302       12,309     1,588,195     SH            SH-DEF             1,588,195
------------------------------------------------------------------------------------------------------------------------------------
KaloBios
Pharmaceu-      Common
ticals, Inc.    Stock       48344T100        6,402     1,067,059     SH            SH-DEF             1,067,059
------------------------------------------------------------------------------------------------------------------------------------
Nortek Inc.     Common
                Stock       656559309          895        12,547     SH            SH-DEF                12,547
------------------------------------------------------------------------------------------------------------------------------------
ShoreTel,       Common
Inc.            Stock       825211105       13,090     3,605,983     SH            SH-DEF             3,605,983
------------------------------------------------------------------------------------------------------------------------------------
Supermedia      Common
Inc.            Stock       868447103          505       124,419     SH            SH-DEF               124,419
------------------------------------------------------------------------------------------------------------------------------------